Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 09, 2017
INVESCO Endeavor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO ENDEAVOR FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Class T Sales Charges” on page A-1 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Class T Sales Charges” on page A-1 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of mid-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities. The Fund may invest up to 25% of its net assets in securities of foreign issuers.

The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures. In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and free cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of three circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, or 3) there has been a fundamental negative change in the management strategy of the issuer impacting the portfolio management team’s investment thesis.

		The Fund may at times invest a significant amount of its assets in cash and cash equivalents, including money market funds, if the portfolio managers are not able to find equity securities that meet their investment criteria. As a result, the Fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

		Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Class T shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Although the Class T shares are invested in the same portfolio of securities, Class T shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.

		Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2017): 3.24% Best Quarter (ended June 30, 2009): 34.62% Worst Quarter (ended December 31, 2008): -29.33%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class T shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Although the Class T shares are invested in the same portfolio of securities, Class T shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class T shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the sales charge applicable to Class T shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
INVESCO Endeavor Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	$ 385
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	984
10 Years	rr_ExpenseExampleYear10	$ 1,864
1 Year	rr_AverageAnnualReturnYear01	17.84%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.40%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2017	[3]
INVESCO Endeavor Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	(4.39%)
2008	rr_AnnualReturn2008	(38.02%)
2009	rr_AnnualReturn2009	57.73%
2010	rr_AnnualReturn2010	23.65%
2011	rr_AnnualReturn2011	(2.15%)
2012	rr_AnnualReturn2012	18.51%
2013	rr_AnnualReturn2013	27.99%
2014	rr_AnnualReturn2014	7.61%
2015	rr_AnnualReturn2015	(10.79%)
2016	rr_AnnualReturn2016	20.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.33%)
INVESCO Endeavor Fund | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.99%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2017	[3]
INVESCO Endeavor Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.82%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2017	[3]
INVESCO Endeavor Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
INVESCO Endeavor Fund | Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.80%
5 Years	rr_AverageAnnualReturnYear05	14.72%
10 Years	rr_AverageAnnualReturnYear10	7.86%
INVESCO Endeavor Fund | Lipper Mid-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	13.83%
10 Years	rr_AverageAnnualReturnYear10	7.37%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	Class T shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the sales charge applicable to Class T shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is November 4, 2003.